Schedule of Investments (unaudited) July 31, 2019	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	1,555	$1,083,617
2.00%, 12/21/21(a)	AUD	1,345	952,609
5.75%, 05/15/21(a)	AUD	1,355	1,014,943

			3,051,169

Austria — 4.0%
Republic of Austria Government Bond
3.50%, 09/15/21(b)	EUR	1,330	1,614,184
3.65%, 04/20/22(b)	EUR	700	872,360
3.90%, 07/15/20(b)	EUR	142	164,941

			2,651,485

Belgium — 4.7%
Kingdom of Belgium Government Bond
3.75%, 09/28/20(b)	EUR	717	839,181
4.00%, 03/28/22	EUR	700	877,815
4.25%, 09/28/21(b)	EUR	1,130	1,393,644

			3,110,640

Canada — 4.7%
Canadian Government Bond
0.50%, 03/01/22	CAD	625	463,813
0.75%, 09/01/20	CAD	664	500,492
0.75%, 03/01/21	CAD	793	595,383
0.75%, 09/01/21	CAD	939	703,168
1.75%, 08/01/20	CAD	300	228,511
2.00%, 11/01/20	CAD	200	152,890
3.25%, 06/01/21	CAD	300	235,202
3.50%, 06/01/20	CAD	374	289,027

			3,168,486

Denmark — 2.3%
Denmark Government Bond
0.25%, 11/15/20	DKK	640	96,735
3.00%, 11/15/21	DKK	8,800	1,427,204

			1,523,939

Finland — 2.4%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	450	510,519
0.38%, 09/15/20(b)	EUR	426	479,763
3.50%, 04/15/21(b)	EUR	530	632,749

			1,623,031

France — 9.6%
French Republic Government Bond OAT
0.00%, 02/25/21(a)(c)	EUR	260	292,668
0.00%, 05/25/21(a)(c)	EUR	630	710,280
0.00%, 02/25/22(a)(c)	EUR	300	340,166
0.00%, 05/25/22(a)(c)	EUR	600	681,668
0.25%, 11/25/20(a)	EUR	748	842,900
2.50%, 10/25/20(a)	EUR	690	798,438
3.00%, 04/25/22(a)	EUR	900	1,105,072
3.25%, 10/25/21(a)	EUR	770	933,876
3.75%, 04/25/21(a)	EUR	600	719,813

			6,424,881

Germany — 6.3%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	400	453,278
0.00%, 04/08/22(a)(c)	EUR	300	341,362
0.25%, 10/16/20(a)	EUR	450	506,932

Security		Par (000)	Value

Germany (continued)
Bundesrepublik Deutschland Bundesanleihe
2.00%, 01/04/22(a)	EUR	700	$833,251
2.25%, 09/04/20(a)	EUR	270	310,460
2.25%, 09/04/21(a)	EUR	300	355,521
2.50%, 01/04/21(a)	EUR	810	944,800
3.25%, 07/04/21(a)	EUR	400	480,165

			4,225,769

Ireland — 3.0%
Ireland Government Bond
0.80%, 03/15/22(a)	EUR	665	765,733
5.00%, 10/18/20	EUR	1,035	1,230,384

			1,996,117

Italy — 8.2%
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	100	111,861
0.35%, 11/01/21	EUR	320	357,969
0.45%, 06/01/21(a)	EUR	360	403,912
0.65%, 11/01/20	EUR	255	286,792
1.20%, 04/01/22	EUR	300	341,987
1.35%, 04/15/22	EUR	300	343,307
2.15%, 12/15/21	EUR	350	407,687
3.75%, 03/01/21	EUR	420	495,850
3.75%, 05/01/21(b)	EUR	210	249,067
3.75%, 08/01/21(b)	EUR	370	441,797
4.00%, 09/01/20	EUR	302	351,504
4.75%, 09/01/21	EUR	500	610,003
5.00%, 03/01/22	EUR	850	1,061,821

			5,463,557

Japan — 23.1%
Japan Government Five Year Bond
0.10%, 06/20/20	JPY	42,000	387,808
0.10%, 09/20/20	JPY	76,100	703,176
0.10%, 12/20/20	JPY	113,000	1,044,960
0.10%, 03/20/21	JPY	240,850	2,228,686
0.10%, 06/20/21	JPY	306,000	2,833,914
0.10%, 09/20/21	JPY	69,550	644,799
0.10%, 12/20/21	JPY	194,000	1,800,148
0.10%, 03/20/22	JPY	101,000	938,028
Japan Government Ten Year Bond
0.80%, 09/20/20	JPY	44,000	409,797
1.00%, 09/20/20	JPY	23,650	220,762
1.00%, 03/20/22	JPY	195,000	1,853,358
1.10%, 03/20/21	JPY	2,350	22,100
1.20%, 12/20/20	JPY	121,350	1,139,265
1.30%, 03/20/21	JPY	49,900	470,781
Japan Government Twenty Year Bond, 2.50%, 12/21/20	JPY	78,000	745,316

			15,442,898

Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/22(b)(c)	EUR	700	794,188
2.25%, 07/15/22(b)	EUR	900	1,093,347
3.25%, 07/15/21(b)	EUR	960	1,153,839

			3,041,374

Norway — 1.2%
Norway Government Bond, 3.75%, 05/25/21(b)	NOK	6,500	772,612

Portugal — 2.1%
Portugal Obrigacoes do Tesouro OT, 3.85%, 04/15/21(b)	EUR	1,200	1,437,114

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Korea — 0.1%
Korea Treasury Bond, 1.88%, 03/10/22	KRW	78,000	$66,909

Spain — 4.6%
Spain Government Bond
0.05%, 01/31/21	EUR	300	336,691
0.05%, 10/31/21	EUR	250	281,561
0.40%, 04/30/22	EUR	400	455,957
0.75%, 07/30/21	EUR	440	502,024
1.15%, 07/30/20	EUR	419	473,927
5.50%, 04/30/21(b)	EUR	440	541,330
5.85%, 01/31/22(b)	EUR	400	516,211

			3,107,701

Sweden — 2.6%
Sweden Government Bond
3.50%, 06/01/22	SEK	7,000	817,104
5.00%, 12/01/20	SEK	8,490	951,700

			1,768,804

Switzerland — 0.7%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	360	382,782
2.25%, 07/06/20(a)	CHF	104	108,157

			490,939

United Kingdom — 4.4%
United Kingdom Gilt
1.50%, 01/22/21(a)	GBP	150	186,569
2.00%, 07/22/20(a)	GBP	551	684,455
3.75%, 09/07/20(a)	GBP	318	403,315
3.75%, 09/07/21(a)	GBP	658	862,409

Security		Par/ Shares (000)	Value

United Kingdom (continued)
4.00%, 03/07/22(a)	GBP	300	$402,085
8.00%, 06/07/21(a)	GBP	272	379,777

			2,918,610

Total Foreign Government Obligations — 93.1% (Cost: $63,801,286)			62,286,035

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)		3,260	3,260,000

Total Short-Term Investments — 4.9% (Cost: $3,260,000)			3,260,000

Total Investments in Securities — 98.0% (Cost: $67,061,286)			65,546,035

Other Assets, Less Liabilities — 2.0%			1,358,679

Net Assets — 100.0%			$66,904,714

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1	3,259	3,260	$3,260,000	$9,824	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
3-Year Korea Bond	15	09/17/19	$1,406	$5,261

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	663,961	KRW	784,802,181	GS	08/01/19	$617
KRW	784,802,181	USD	664,917	GS	11/01/19	615

						1,232

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 1-3 Year International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,569,604,362	USD	1,344,304	GS	08/01/19	$(17,616)
USD	662,840	KRW	784,802,181	GS	08/01/19	(504)
KRW	999,854,633	USD	867,869	GS	09/03/19	(21,610)
KRW	787,287,113	USD	683,801	GS	10/01/19	(16,801)
KRW	590,465,335	USD	513,457	GS	11/01/19	(12,727)
KRW	590,465,335	USD	514,025	GS	12/02/19	(12,699)

						(81,957)

	Net unrealized depreciation					$(80,725)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$62,286,035	$—	$62,286,035
Money Market Funds	3,260,000	—	—	3,260,000

	$3,260,000	$62,286,035	$—	$65,546,035

Derivative financial instruments(a)
Assets
Futures Contracts	$5,261	$—	$—	$5,261
Forward Foreign Currency Exchange Contracts	—	1,232	—	1,232
Liabilities
Forward Foreign Currency Exchange Contracts	—	(81,957)	—	(81,957)

	$5,261	$(80,725)	$—	$(75,464)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

GS	Goldman Sachs & Co.
Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

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